Document And Entity Information	Jan. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2023
Entity Registrant Name	DESTINATION XL GROUP, INC.
Entity Central Index Key	0000813298
Entity Emerging Growth Company	false
Securities Act File Number	01-34219
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-2623104
Entity Address, Address Line One	555 Turnpike Street
Entity Address, City or Town	Canton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02021
City Area Code	781
Local Phone Number	828-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DXLG
Security Exchange Name	NASDAQ